VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 98.4%
Canada : 6.6%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 25 $ 18,204
5.27%, 02/12/34 30 30,034
Bank of Montreal
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 25 26,216
Bank of Nova Scotia
1.30%, 09/15/26 50 48,319
2.45%, 02/02/32 100 86,947
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 23,740
Brookfield Finance, Inc.
3.50%, 03/30/51 25 17,347
Canadian Imperial Bank of
Commerce
5.24%, 06/28/27 50 50,775
7.00% (US Treasury
Yield Curve Rate T 5
Year+3.00%), 10/28/85 25 25,288
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 25,834
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 24,123
Enbridge, Inc.
2.50%, 08/01/33 25 20,815
3.12%, 11/15/29 25 23,590
4.25%, 12/01/26 25 24,925
5.70%, 03/08/33 25 25,906
6.00%, 11/15/28 25 26,175
8.50% (US Treasury
Yield Curve Rate T 5
Year+4.43%), 01/15/84 50 56,438
Fortis, Inc.
3.06%, 10/04/26 50 49,044
Royal Bank of Canada
5.15%, 02/01/34 † 25 25,595
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84 25 23,884
Toronto-Dominion Bank
2.80%, 03/10/27 100 97,603
3.20%, 03/10/32 50 45,521
4.11%, 06/08/27 25 24,899
7.25% (US Treasury
Yield Curve Rate T 5
Year+2.98%), 07/31/84 † 25 25,983
847,205
Denmark : 0.4%
Danske Bank A/S 144A
1.55% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/10/27 25 24,171
Par
(000’s) Value
Denmark (continued)
5.43% (US Treasury
Yield Curve Rate T 1
Year+0.95%), 03/01/28 $ 25 $ 25,350
49,521
France : 7.6%
Air Liquide Finance SA 144A
2.50%, 09/27/26 25 24,470
BNP Paribas SA 144A
2.59% (SOFR+1.23%),
01/20/28 25 24,280
3.50%, 11/16/27 25 24,440
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29 100 101,272
5.18% (SOFR+1.52%),
01/09/30 50 50,948
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29 50 51,012
5.89% (SOFR+1.87%),
12/05/34 100 105,202
5.91% (SOFR+1.92%),
11/19/35 25 25,467
Credit Agricole SA 144A
2.02%, 01/11/27 50 48,306
3.25%, 01/14/30 25 23,233
5.37%, 03/11/34 † 25 25,869
5.51%, 07/05/33 50 52,086
Danone SA 144A
2.95%, 11/02/26 50 49,041
Societe Generale SA 144A
2.80% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 01/19/28 75 72,862
3.00%, 01/22/30 100 92,738
4.68%, 06/15/27 50 50,267
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35 25 25,838
6.22% (US Treasury
Yield Curve Rate T 1
Year+3.20%), 06/15/33 50 51,845
6.69% (US Treasury
Yield Curve Rate T 1
Year+2.95%), 01/10/34 75 80,406
979,582
Ireland : 0.2%
Flutter Treasury DAC 144A
5.88%, 06/04/31 † 25 25,181
Underline
Italy : 0.9%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 † 50 54,282
7.20%, 11/28/33 † 50 56,271
110,553
Mexico : 0.3%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 25 18,352

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mexico (continued)
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 $ 25 $ 24,625
42,977
Netherlands : 1.4%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 88,016
Deutsche Telekom
International Finance BV
144A
3.60%, 01/19/27 50 49,332
Enel Finance International
NV 144A
2.12%, 07/12/28 25 23,317
Prosus NV 144A
3.26%, 01/19/27 25 24,448
185,113
Norway : 0.6%
DNB Bank ASA 144A
4.85% (SOFR+1.05%),
11/05/30 50 50,616
Var Energi ASA 144A
8.00%, 11/15/32 25 28,415
79,031
Poland : 0.2%
ORLEN SA 144A
6.00%, 01/30/35 25 25,707
Underline
Saudi Arabia : 3.0%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30 50 44,757
3.25%, 11/24/50 50 32,073
3.50%, 04/16/29 75 72,650
3.50%, 11/24/70 50 30,270
4.25%, 04/16/39 100 88,512
5.25%, 07/17/34 50 50,650
5.75%, 07/17/54 50 47,089
5.88%, 07/17/64 25 23,295
389,296
Spain : 2.1%
Banco Bilbao Vizcaya
Argentaria SA
5.38%, 03/13/29 25 25,701
Banco Santander SA
5.37% (US Treasury
Yield Curve Rate T 1
Year+0.95%), 07/15/28 50 50,814
5.44%, 07/15/31 50 51,875
6.53% (US Treasury
Yield Curve Rate T 1
Year+1.65%), 11/07/27 25 25,569
6.94%, 11/07/33 100 112,711
266,670
Sweden : 0.4%
Svenska Handelsbanken AB
144A
3.95%, 06/10/27 25 24,891
Swedbank AB 144A
Par
(000’s) Value
Sweden (continued)
1.54%, 11/16/26 $ 25 $ 24,161
49,052
Switzerland : 0.7%
UBS Group AG 144A
2.75% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/33 50 43,653
4.70% (US Treasury
Yield Curve Rate T 1
Year+2.05%), 08/05/27 50 50,021
93,674
United Arab Emirates : 0.5%
Abu Dhabi Crude Oil Pipeline
LLC 144A
4.60%, 11/02/47 75 68,035
Underline
United Kingdom : 0.5%
Barclays PLC
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42 50 37,394
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 24,829
62,223
United States : 73.0%
AIG SunAmerica Global
Financing X 144A
6.90%, 03/15/32 25 27,611
Altria Group, Inc.
2.45%, 02/04/32 75 64,623
3.40%, 05/06/30 50 47,329
3.40%, 02/04/41 75 55,731
4.25%, 08/09/42 75 60,826
4.80%, 02/14/29 50 50,398
5.38%, 01/31/44 25 23,675
5.80%, 02/14/39 25 25,281
5.95%, 02/14/49 25 24,733
Apple, Inc.
1.40%, 08/05/28 25 23,121
2.05%, 09/11/26 50 48,837
2.20%, 09/11/29 25 23,157
2.38%, 02/08/41 50 34,887
2.45%, 08/04/26 50 49,138
2.65%, 05/11/50 75 46,717
2.65%, 02/08/51 75 46,326
2.95%, 09/11/49 50 33,410
3.35%, 02/09/27 25 24,724
3.85%, 05/04/43 50 41,630
Ares Capital Corp.
5.88%, 03/01/29 25 25,539
7.00%, 01/15/27 50 51,488
AT&T, Inc.
3.80%, 12/01/57 175 121,662
3.85%, 06/01/60 50 34,589
Berkshire Hathaway Energy
Co.
2.85%, 05/15/51 25 15,396
3.70%, 07/15/30 25 24,163
3.80%, 07/15/48 25 18,712

Par
(000’s) Value
United States (continued)
4.25%, 10/15/50 $ 25 $ 19,958
4.45%, 01/15/49 50 41,486
4.60%, 05/01/53 25 20,982
5.15%, 11/15/43 25 23,649
6.12%, 04/01/36 25 26,725
Berkshire Hathaway Finance
Corp.
2.85%, 10/15/50 50 31,815
3.85%, 03/15/52 125 95,424
4.20%, 08/15/48 75 62,305
4.25%, 01/15/49 50 41,732
Berry Global, Inc.
5.65%, 01/15/34 25 25,854
Blue Owl Capital Corp.
2.88%, 06/11/28 50 46,652
Cameron LNG LLC 144A
2.90%, 07/15/31 25 22,632
3.70%, 01/15/39 25 21,057
Campbell Soup Co.
5.40%, 03/21/34 25 25,262
Capital One Financial Corp.
6.18% (SOFR+2.04%),
01/30/36 80 82,167
6.38% (SOFR+2.86%),
06/08/34 50 53,389
Centene Corp.
2.45%, 07/15/28 50 45,620
3.00%, 10/15/30 125 108,952
3.38%, 02/15/30 50 45,053
4.25%, 12/15/27 25 24,258
4.62%, 12/15/29 75 71,369
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,977
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.80%, 04/01/31 25 22,158
3.50%, 06/01/41 25 17,822
3.75%, 02/15/28 25 24,445
4.40%, 12/01/61 25 16,996
5.05%, 03/30/29 25 25,151
5.38%, 04/01/38 50 46,242
5.38%, 05/01/47 25 21,213
5.50%, 04/01/63 25 20,478
5.75%, 04/01/48 50 44,276
6.48%, 10/23/45 25 24,342
6.65%, 02/01/34 25 26,512
Cheniere Corpus Christi
Holdings LLC
5.12%, 06/30/27 50 50,363
Cintas Corp. No 2
3.70%, 04/01/27 50 49,520
Citigroup, Inc.
6.02% (SOFR+1.83%),
01/24/36 75 76,890
Coca-Cola Co.
1.38%, 03/15/31 50 42,752
Par
(000’s) Value
United States (continued)
2.00%, 03/05/31 $ 25 $ 22,095
2.50%, 06/01/40 25 18,091
2.88%, 05/05/41 25 18,732
3.45%, 03/25/30 100 96,528
5.40%, 05/13/64 50 48,367
Conagra Brands, Inc.
1.38%, 11/01/27 25 23,235
4.85%, 11/01/28 25 25,112
5.30%, 11/01/38 25 23,549
Constellation Brands, Inc.
2.25%, 08/01/31 25 21,678
3.15%, 08/01/29 50 47,463
Costco Wholesale Corp.
1.60%, 04/20/30 50 44,472
Deutsche Bank AG
7.08% (SOFR+3.65%),
02/10/34 50 53,910
DT Midstream, Inc. 144A
4.12%, 06/15/29 25 24,092
Duke Energy Carolinas LLC
3.20%, 08/15/49 25 16,881
4.95%, 01/15/33 25 25,335
5.30%, 02/15/40 50 49,820
5.35%, 01/15/53 50 47,676
Duke Energy Progress LLC
5.05%, 03/15/35 25 25,054
Entergy Louisiana LLC
4.20%, 09/01/48 25 19,889
Equinix, Inc.
3.20%, 11/18/29 50 47,232
Expand Energy Corp. 144A
6.75%, 04/15/29 25 25,223
Fiserv, Inc.
2.25%, 06/01/27 50 48,058
2.65%, 06/01/30 † 25 22,805
3.50%, 07/01/29 50 47,995
4.20%, 10/01/28 25 24,758
4.75%, 03/15/30 25 25,077
5.45%, 03/15/34 25 25,390
5.60%, 03/02/33 25 25,705
5.62%, 08/21/33 50 51,540
Florida Power & Light Co.
3.15%, 10/01/49 75 50,498
3.95%, 03/01/48 25 19,821
4.80%, 05/15/33 25 24,979
5.30%, 06/15/34 25 25,684
Gartner, Inc. 144A
3.75%, 10/01/30 25 23,419
General Mills, Inc.
3.20%, 02/10/27 25 24,571
4.20%, 04/17/28 50 49,797
4.95%, 03/29/33 25 24,944
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 50 50,499
HCA, Inc.
2.38%, 07/15/31 50 43,497
4.12%, 06/15/29 25 24,516

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.50%, 02/15/27 $ 50 $ 49,910
5.25%, 06/15/49 25 22,126
5.38%, 09/01/26 25 25,108
5.50%, 06/15/47 75 69,443
Home Depot, Inc.
2.70%, 04/15/30 50 46,542
5.95%, 04/01/41 50 52,661
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 25 23,540
IQVIA, Inc.
6.25%, 02/01/29 50 52,285
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,169
Jackson National Life Global
Funding 144A
5.55%, 07/02/27 25 25,446
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 † 25 18,329
3.95%, 04/15/29 50 49,053
4.05%, 04/15/32 25 24,020
4.60%, 05/25/28 25 25,115
Kraft Heinz Foods Co.
3.88%, 05/15/27 25 24,705
4.38%, 06/01/46 50 39,761
5.00%, 06/04/42 50 44,522
5.20%, 07/15/45 50 44,345
6.88%, 01/26/39 25 26,974
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 25 27,506
Kroger Co.
5.00%, 09/15/34 75 74,228
5.65%, 09/15/64 25 23,601
Lowe's Cos, Inc.
3.00%, 10/15/50 50 31,026
4.45%, 04/01/62 25 19,192
Mastercard, Inc.
2.95%, 11/21/26 75 73,876
2.95%, 06/01/29 † 50 47,872
4.35%, 01/15/32 50 49,546
4.55%, 01/15/35 50 48,865
4.88%, 03/09/28 25 25,493
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,537
McDonald's Corp.
2.12%, 03/01/30 25 22,639
2.62%, 09/01/29 † 40 37,448
3.50%, 03/01/27 50 49,377
3.60%, 07/01/30 † 25 24,141
3.62%, 09/01/49 50 36,289
4.45%, 03/01/47 50 41,937
4.70%, 12/09/35 50 48,644
4.88%, 12/09/45 25 22,489
4.95%, 03/03/35 25 24,930
6.30%, 10/15/37 25 27,205
Meta Platforms, Inc.
4.65%, 08/15/62 25 20,995
Par
(000’s) Value
United States (continued)
Metropolitan Life Global
Funding I 144A
4.85%, 01/08/29 $ 25 $ 25,438
5.15%, 03/28/33 50 50,908
Mondelez International, Inc.
2.62%, 09/04/50 25 14,711
2.75%, 04/13/30 50 46,215
3.00%, 03/17/32 25 22,512
Nestle Holdings, Inc. 144A
1.00%, 09/15/27 70 65,541
3.62%, 09/24/28 25 24,608
News Corp. 144A
3.88%, 05/15/29 25 23,890
NRG Energy, Inc. 144A
2.45%, 12/02/27 25 23,698
Oncor Electric Delivery Co.
LLC
4.95%, 09/15/52 25 22,288
5.65%, 11/15/33 25 26,289
Oracle Corp.
3.65%, 03/25/41 130 101,693
3.80%, 11/15/37 35 29,710
3.85%, 04/01/60 † 75 50,621
4.00%, 07/15/46 25 19,108
4.12%, 05/15/45 50 39,363
4.30%, 07/08/34 25 23,514
5.38%, 07/15/40 75 72,217
6.50%, 04/15/38 50 53,880
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,586
Pacific Gas and Electric Co.
2.50%, 02/01/31 25 21,842
3.00%, 06/15/28 25 23,811
3.25%, 06/01/31 25 22,602
3.75%, 07/01/28 25 24,275
4.50%, 07/01/40 50 42,274
4.55%, 07/01/30 25 24,533
5.55%, 05/15/29 59 60,163
5.70%, 03/01/35 20 20,083
6.10%, 01/15/29 35 36,209
6.15%, 03/01/55 25 23,980
6.75%, 01/15/53 75 77,956
PepsiCo, Inc.
2.38%, 10/06/26 50 48,962
2.62%, 07/29/29 50 47,087
2.62%, 10/21/41 50 35,294
2.75%, 10/21/51 † 25 15,538
2.88%, 10/15/49 50 32,644
3.00%, 10/15/27 50 48,831
3.60%, 02/18/28 25 24,738
4.45%, 04/14/46 50 43,929
5.00%, 02/07/35 75 75,751
Philip Morris International,
Inc.
3.38%, 08/15/29 75 72,117
5.12%, 02/15/30 50 51,213
5.12%, 02/13/31 25 25,538
5.38%, 02/15/33 25 25,671

Par
(000’s) Value
United States (continued)
5.62%, 11/17/29 $ 25 $ 26,097
5.75%, 11/17/32 50 52,503
Pioneer Natural Resources
Co.
2.15%, 01/15/31 25 22,136
Public Service Co. of
Colorado
1.88%, 06/15/31 25 21,514
Republic Services, Inc.
1.75%, 02/15/32 25 21,085
3.95%, 05/15/28 50 49,634
Roper Technologies, Inc.
4.20%, 09/15/28 25 24,812
Royal Caribbean Cruises Ltd.
144A
5.50%, 08/31/26 25 25,099
San Diego Gas & Electric Co.
5.35%, 04/01/53 25 23,285
5.40%, 04/15/35 25 25,507
Sherwin-Williams Co.
3.45%, 06/01/27 75 73,714
Southern California Edison
Co.
3.65%, 02/01/50 50 34,136
4.00%, 04/01/47 75 54,680
4.65%, 10/01/43 50 41,494
5.45%, 06/01/31 50 50,944
Sprint Capital Corp.
6.88%, 11/15/28 50 53,469
8.75%, 03/15/32 50 60,420
Time Warner Cable
Enterprises LLC
8.38%, 07/15/33 25 28,829
Time Warner Cable LLC
4.50%, 09/15/42 25 19,633
6.55%, 05/01/37 25 25,699
6.75%, 06/15/39 25 25,634
T-Mobile USA, Inc.
2.25%, 11/15/31 25 21,579
3.00%, 02/15/41 75 54,901
3.30%, 02/15/51 50 33,197
3.40%, 10/15/52 75 50,065
3.75%, 04/15/27 50 49,422
3.88%, 04/15/30 75 72,714
4.38%, 04/15/40 75 66,295
4.70%, 01/15/35 25 24,198
TSMC Arizona Corp.
1.75%, 10/25/26 50 48,388
3.88%, 04/22/27 25 24,814
Tyson Foods, Inc.
3.55%, 06/02/27 25 24,576
4.35%, 03/01/29 50 49,633
4.55%, 06/02/47 25 20,782
5.10%, 09/28/48 25 22,376
Par
(000’s) Value
United States (continued)
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 $ 25 $ 25,467
Verizon Communications,
Inc.
2.35%, 03/15/32 50 43,000
2.55%, 03/21/31 125 111,987
2.99%, 10/30/56 25 15,006
3.70%, 03/22/61 75 51,596
4.12%, 03/16/27 75 74,800
4.33%, 09/21/28 75 74,950
VICI Properties LP
4.75%, 02/15/28 25 25,109
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 49,160
4.25%, 12/01/26 75 74,406
Visa, Inc.
2.05%, 04/15/30 50 45,354
2.75%, 09/15/27 50 48,652
Vistra Operations Co. LLC
144A
3.70%, 01/30/27 25 24,665
4.30%, 07/15/29 50 49,242
VMware LLC
1.40%, 08/15/26 25 24,225
Walmart, Inc.
2.50%, 09/22/41 50 35,143
Waste Management, Inc.
1.50%, 03/15/31 50 42,660
3.15%, 11/15/27 25 24,410
4.80%, 03/15/32 † 50 50,592
4.88%, 02/15/29 50 51,024
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,655
4.70%, 09/15/28 50 50,284
9,388,540
Total Corporate Bonds
(Cost: $12,968,536) 12,662,360
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $70,381)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 70,381 70,381
Total Investments: 98.9%
(Cost: $13,038,917) 12,732,741
Other assets less liabilities: 1.1% 136,899
NET ASSETS: 100.0% $ 12,869,640

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
SOFR Secured Overnight Financing Rate
† Security fully or partially on loan. Total market value of securities on loan is $428,466.
(a) Rate shown is 7-day yield as of period end.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,815,567, or 21.9% of net assets.